UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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        OMB APPROVAL
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OMB Number: 3235-2456
Expires:    August 31, 2006
Estimated average burden
hours per response......1
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1.     Name and address of issuer:

                            Wells Fargo Funds Trust
                         525 Market Street, 12th Floor
                            San Francisco, CA 94105
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2.     The name of each series or class of securities for which this Form is filed
       (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):
          CALIFORNIA LIMITED-TERM TAX-FREE FUND CLASS A
          CALIFORNIA LIMITED-TERM TAX-FREE FUND CLASS C
          CALIFORNIA LIMITED-TERM TAX-FREE FUND ADMINISTRATOR CLASS CALIFORNIA TAX-FREE FUND CLASS A
          CALIFORNIA TAX-FREE FUND CLASS B
          CALIFORNIA TAX-FREE FUND CLASS C
          CALIFORNIA TAX-FREE FUND ADMINISTRATOR CLASS
          COLORADO TAX-FREE FUND CLASS A
          COLORADO TAX-FREE FUND CLASS B
          COLORADO TAX-FREE FUND ADMINISTRATOR CLASS
          MINNESOTA TAX-FREE FUND CLASS A
          MINNESOTA TAX-FREE FUND CLASS B
          MINNESOTA TAX-FREE FUND CLASS C
          MINNESOTA TAX-FREE FUND CLASS Z
          MINNESOTA TAX-FREE FUND ADMINISTRATOR CLASS
          NATIONAL LIMITED-TERM TAX-FREE FUND CLASS A
          NATIONAL LIMITED-TERM TAX-FREE FUND CLASS B
          NATIONAL LIMITED-TERM TAX-FREE FUND CLASS C
          NATIONAL LIMITED-TERM TAX-FREE FUND ADMINISTRATOR CLASS
          NATIONAL TAX-FREE FUND CLASS A
          NATIONAL TAX-FREE FUND CLASS B
          NATIONAL TAX-FREE FUND CLASS C
          NATIONAL TAX-FREE FUND ADMINISTRATOR CLASS
          NEBRASKA TAX-FREE FUND ADMINISTRATOR CLASS
          INTERMEDIATE TAX-FREE FUND INVESTOR CLASS
          MUNICIPAL BOND FUND CLASS A
          MUNICIPAL BOND FUND CLASS B
          MUNICIPAL BOND FUND CLASS C
          MUNICIPAL BOND FUND ADMINISTRATOR CLASS
          MUNICIPAL BOND FUND INVESTOR CLASS
          SHORT-TERM MUNICIPAL BOND FUND CLASS C
          SHORT-TERM MUNICIPAL BOND FUND INVESTOR CLASS
          ULTRA SHORT-TERM MUNICIPAL INCOME FUND ADVISOR CLASS
          ULTRA SHORT-TERM MUNICIPAL INCOME FUND INSTITUTIONAL CLASS
          ULTRA SHORT-TERM MUNICIPAL INCOME FUND INVESTOR CLASS
          WISCONSIN TAX-FREE FUND INVESTOR CLASS
          WISCONSIN TAX-FREE FUND CLASS C


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3.Investment Company Act File Number:                      811-09253

  Securities Act File Number:                      333-74295

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4(a). Last day of fiscal year for which this Form is filed:
                                                      6/30/05

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4(b). __ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). __ Check box if this is the last time the issuer will be filing this Form.

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PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE
NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.
SEC 2393 (4-01)


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5. Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):            $1,134,593,974
                                                                --------------

   (ii)   Aggregate price of securities redeemed or
          repurchased during the fiscal year:   $1,351,719,004
                                                --------------

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
          to the Commission:                    $1,358,793,768
                                                --------------

   (iv)   Total available redemption credits [add Items 5(ii)
          and 5(iii)]:                                          $2,710,512,772
                                                                --------------

   (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:

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   (vi)   Redemption credits available for use  $(           0)
          in future years                       --------------
          - if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:

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   (vii)  Multiplier for determining registration fee (See
          Instruction C.9):                        X                  0.01177%
                                                                --------------

   (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):    =            $         0.00
                                                                --------------

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6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________________.

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$            0
                                                                --------------

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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:

                                                               =$         0.00
                                                                --------------

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository: January 20, 2004

          Method of Delivery:

       X            Wire Transfer
      ___
                    Mail or other means
      ___
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                                   SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


   By (Signature and Title)*                    /s/  Bill W. Ying
                                                ------------------------------

                                                Assistant Treasurer
                                                ------------------------------

   Date    9/27/05
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  *PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.